COMMITMENTS, CONTINGENCIES AND GUARANTEES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of finance lease and operating lease by lessee [line items]
Capital expenditure commitments	$ 821	$ 262
Subsidiary | Letters of Credit
Disclosure of finance lease and operating lease by lessee [line items]
Borrowings	1,271		$ 1,002
Not later than one year
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	279
Later than one year and not later than two years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	303
Later than two years and not later than three years
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	225
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments for development project expenditure	$ 14